Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Capital Commitments Outstanding	Capital commitments outstanding as of December 31, 2022 and 2023 not provided for in the consolidated financial statements were as follows:
	As of December 31,
	2022	2023
Contracted for payable of student related uniform, luggage, and teaching materials	26,707	32,563